Inventories (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 58,071	$ 51,762
Work-in-progress	30,089	35,821
Finished goods	62,482	51,225
Total inventories	150,642	138,808
Write-down of inventories	$ 1,633	$ 2,154	$ 2,609